10-K Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Property, Plant and Equipment
Property and equipment, net, consist of the following as of:

	June 30,	December 31,
	2023	2022
Computer	$12,321	$12,321
Office equipment	300,250	281,250
Machinery	562,106	523,050
Leasehold improvements	105,614	105,614
Construction in progress	848,754	737,131
Total property and equipment	1,829,045	1,659,366
Less accumulated depreciation and amortization	(316,843)	(237,073)
Property and equipment, net	$1,512,202	$1,422,293
Property and equipment are stated at cost less accumulated depreciation, and are depreciated using the following method over the estimated useful lives:

Category	Depreciation Method	Estimated useful lives of the assets
Computer	Straight-line	5 years
Office equipment	Straight-line	5-7 years
Machinery	Straight-line	5 years
Leasehold improvements	Straight-line	1-5 years
Property and equipment, net, consist of the following as of:

	December 31,
	2022	2021
Computer	$12,321	$14,953
Office equipment	281,250	—
Machinery	523,050	50,910
Leasehold improvements	105,614	132,575
Construction in progress	737,131	393,052
Total property and equipment	1,659,366	591,490
Less accumulated depreciation and amortization	(237,073)	(92,028)
Property and equipment, net	$1,422,293	$499,462

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The shares underlying the following outstanding instruments are excluded from the calculation of weighted average diluted shares because their inclusion would have been anti-dilutive for the three and six months ended June 30:

2022
Stock options	127,414,568
Common stock warrants	238,920,875
Pre-2023 Convertible preferred stock	2,576,042,979
Total	2,942,378,422
The shares underlying the following outstanding instruments are excluded from the calculation of weighted average diluted shares because their inclusion would have been anti-dilutive for the years ended December 31:

	2022	2021
Stock options	175,383,887	136,293,365
Convertible debt	40,813,709	—
Preferred stock warrants	—	80,302,455
Common stock warrants	278,076,506	251,435,050
Convertible preferred stock	2,180,734,856	2,099,942,360
Total	2,675,008,958	2,567,973,230